Goodwill - Summary of goodwill balance allocated to CGU's (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 29,170,123	$ 33,800,276	$ 3,978,065
Cancer genetic testing services within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	28,319,438	30,639,976
Sales of medical diagnostics products within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 850,685	$ 3,160,300